Wells, Pipelines, Properties, Plant and Equipment, Net - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,274,532,607
Translation effect		(14,982,766)	$ 2,477,528	$ 490,203
Ending balance	$ 70,502,199	1,368,750,850	1,274,532,607
Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,811,116,522	3,380,637,120
Acquisitions		356,234,166	180,344,668
Reclassifications		49,459,864	905,862
Impairment presentation			378,759,158
Capitalization		0	0
Disposals		(47,261,532)	(129,530,286)
Translation effect		(19,292,925)
Ending balance		4,150,256,095	3,811,116,522	3,380,637,120
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,536,583,915)	(2,104,507,599)
Depreciation and amortization		(139,771,815)	(133,431,365)
Reclassifications		(49,459,864)	(905,862)
Impairment presentation			(378,759,158)
(Impairment)		(217,569,251)	(157,861,308)
Reversal of impairment		134,031,230	156,650,713
Disposals		23,538,211	82,230,664
Translation effect		4,310,159
Ending balance		(2,781,505,245)	(2,536,583,915)	(2,104,507,599)
Plants
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		268,996,454
Ending balance		264,393,026	268,996,454
Plants | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		951,486,189	811,705,022
Acquisitions		40,285,196	16,202,848
Reclassifications		44,338,725	3,218,834
Impairment presentation			113,522,135
Capitalization		30,301,243	8,292,881
Disposals		(6,351,833)	(1,455,531)
Translation effect		(6,222,641)
Ending balance		1,053,836,879	951,486,189	811,705,022
Plants | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(682,489,735)	(520,582,198)
Depreciation and amortization		(37,384,421)	(39,126,110)
Reclassifications		(42,182,309)	(4,541,518)
Impairment presentation			(113,522,135)
(Impairment)		(108,615,658)	(43,670,755)
Reversal of impairment		73,048,067	38,499,016
Disposals		4,535,971	453,965
Translation effect		3,644,232
Ending balance		$ (789,443,853)	(682,489,735)	(520,582,198)
Plants | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 years	20 years
Plants | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 years	35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7,267,028
Ending balance		$ 8,247,351	7,267,028
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 years	20 years
Drilling equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,548,596	13,492,631
Acquisitions		1,541,647	57,182
Reclassifications		0	0
Impairment presentation			(1,217)
Capitalization		0	0
Disposals		(249,248)	0
Translation effect		0
Ending balance		14,840,995	13,548,596	13,492,631
Drilling equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,281,568)	(5,902,442)
Depreciation and amortization		(547,660)	(395,756)
Reclassifications		0	15,413
Impairment presentation			1,217
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		235,584	0
Translation effect		0
Ending balance		(6,593,644)	(6,281,568)	(5,902,442)
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		259,038,544
Ending balance		229,242,117	259,038,544
Pipelines | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		495,475,879	481,791,665
Acquisitions		5,773,938	4,008,698
Reclassifications		2,137,001	(507,065)
Impairment presentation			24,292,290
Capitalization		13,363,116	3,923,149
Disposals		(22,967,437)	(18,032,858)
Translation effect		(98,865)
Ending balance		493,683,632	495,475,879	481,791,665
Pipelines | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(236,437,335)	(200,976,329)
Depreciation and amortization		(15,409,615)	(16,731,217)
Reclassifications		(2,841,608)	(90,202)
Impairment presentation			(24,292,290)
(Impairment)		(31,883,718)	(25,193,511)
Reversal of impairment		11,943,309	23,545,676
Disposals		10,140,565	7,300,538
Translation effect		46,887
Ending balance		$ (264,441,515)	(236,437,335)	(200,976,329)
Pipelines | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 years	15 years
Pipelines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 years	45 years
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 305,091,542
Ending balance		326,301,631	305,091,542
Wells | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,487,962,570	1,387,228,249
Acquisitions		32,895,095	31,584,832
Reclassifications		1,972,298	64,049
Impairment presentation			121,070,386
Capitalization		71,078,360	43,076,120
Disposals		(7,500,609)	(95,061,066)
Translation effect		0
Ending balance		1,586,407,714	1,487,962,570	1,387,228,249
Wells | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,182,871,028)	(1,081,366,803)
Depreciation and amortization		(65,167,740)	(56,070,192)
Reclassifications		(760,459)	(89,082)
Impairment presentation			(121,070,386)
(Impairment)		(41,479,729)	(62,151,433)
Reversal of impairment		25,541,788	72,569,176
Disposals		4,631,085	65,307,692
Translation effect		0
Ending balance		(1,260,106,083)	(1,182,871,028)	(1,081,366,803)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,855,535
Ending balance		26,069,216	24,855,535
Buildings | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		70,711,580	60,311,739
Acquisitions		1,011,404	287,710
Reclassifications		410,847	115
Impairment presentation			9,817,972
Capitalization		2,330,895	294,044
Disposals		(71,787)	0
Translation effect		(527,227)
Ending balance		73,865,712	70,711,580	60,311,739
Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(45,856,045)	(39,893,540)
Depreciation and amortization		(1,830,509)	(1,846,486)
Reclassifications		(410,767)	5,701,953
Impairment presentation			(9,817,972)
(Impairment)		(23,573)	0
Reversal of impairment		0	0
Disposals		67,940	0
Translation effect		256,458
Ending balance		$ (47,796,496)	(45,856,045)	(39,893,540)
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	33 years	33 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	35 years	35 years
Offshore platforms
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 151,810,657
Ending balance		$ 126,171,120	151,810,657
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 years	25 years
Offshore platforms | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 415,885,213	354,353,029
Acquisitions		3,070,302	4,630,358
Reclassifications		2,859,195	(2,931,778)
Impairment presentation			67,305,005
Capitalization		3,353,495	4,659,693
Disposals		(4,804,995)	(12,131,094)
Translation effect		0
Ending balance		420,363,210	415,885,213	354,353,029
Offshore platforms | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(264,074,556)	(204,238,464)
Depreciation and amortization		(15,680,102)	(16,627,864)
Reclassifications		(3,870,692)	51,568
Impairment presentation			(67,305,005)
(Impairment)		(33,606,850)	(5,503,546)
Reversal of impairment		20,099,267	20,727,844
Disposals		2,940,843	8,820,911
Translation effect		0
Ending balance		(294,192,090)	(264,074,556)	(204,238,464)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,615,348
Ending balance		4,877,254	4,615,348
Furniture and equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		49,310,555	48,829,010
Acquisitions		1,625,384	974,167
Reclassifications		(2,483,052)	2,049
Impairment presentation			(328,799)
Capitalization		3,449,069	152,540
Disposals		(560,452)	(318,412)
Translation effect		(531,847)
Ending balance		50,809,657	49,310,555	48,829,010
Furniture and equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(44,695,207)	(43,336,870)
Depreciation and amortization		(2,852,884)	(2,008,187)
Reclassifications		734,738	59,141
Impairment presentation			328,799
(Impairment)		(18,121)	0
Reversal of impairment		0	0
Disposals		549,592	261,910
Translation effect		349,479
Ending balance		$ (45,932,403)	(44,695,207)	(43,336,870)
Furniture and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	3 years	3 years
Furniture and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%	10.00%
Estimated useful lives	10 years	10 years
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,474,475
Ending balance		13,633,385	13,474,475
Transportation equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		28,534,437	16,829,532
Acquisitions		5,174,068	326,998
Reclassifications		(4,580,377)	130,971
Impairment presentation			6,303,440
Capitalization		1,136,196	5,235,745
Disposals		(706,237)	(292,249)
Translation effect		(260,670)
Ending balance		29,297,417	28,534,437	16,829,532
Transportation equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(15,059,962)	(8,210,953)
Depreciation and amortization		(898,884)	(625,553)
Reclassifications		(150,676)	103,085
Impairment presentation			(6,303,440)
(Impairment)		(4,244)	(108,749)
Reversal of impairment		0	0
Disposals		436,631	85,648
Translation effect		13,103
Ending balance		$ (15,664,032)	(15,059,962)	(8,210,953)
Transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 years	5 years
Transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 years	25 years
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 194,617,031
Ending balance		316,690,455	194,617,031
Construction in progress | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		253,435,510	161,870,424
Acquisitions		256,362,994	122,214,783
Reclassifications		4,805,227	127,142
Impairment presentation			36,777,946
Capitalization		(125,429,126)	(65,840,388)
Disposals		(3,646,240)	(1,714,397)
Translation effect		(11,502,781)
Ending balance		374,025,584	253,435,510	161,870,424
Construction in progress | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(58,818,479)	0
Depreciation and amortization		0	0
Reclassifications		21,909	(2,116,220)
Impairment presentation			(36,777,946)
(Impairment)		(1,937,358)	(21,233,314)
Reversal of impairment		3,398,799	1,309,001
Disposals		0	0
Translation effect		0
Ending balance		(57,335,129)	(58,818,479)	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,765,993
Ending balance		53,125,295	44,765,993
Land | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,765,993	44,225,819
Acquisitions		8,494,138	57,092
Reclassifications		0	276,866
Impairment presentation			0
Capitalization		416,752	206,216
Disposals		(402,694)	0
Translation effect		(148,894)
Ending balance		53,125,295	44,765,993	44,225,819
Land | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and amortization		0	0
Reclassifications		0	0
Impairment presentation			0
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		0	0
Translation effect		0
Ending balance		0	0	0
Unproductive fixed assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0
Ending balance		0	0
Unproductive fixed assets | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Acquisitions			0
Reclassifications		0	524,679
Impairment presentation			0
Capitalization			0
Disposals		0	(524,679)
Translation effect		0
Ending balance		0	0	0
Unproductive fixed assets | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and amortization		0	0
Reclassifications		0	0
Impairment presentation			0
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		0	0
Translation effect		0
Ending balance		$ 0	$ 0	$ 0